NATIONS FUNDS TRUST

Municipal Bond Funds
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund
Nations Short-Term Municipal Income Fund

State Municipal Bond Funds
Nations California Intermediate Municipal Bond Fund
Nations California Municipal Bond Fund
Nations Florida Intermediate Municipal Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate Municipal Bond Fund
Nations Kansas Municipal Income Fund
Nations Maryland Intermediate Municipal Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Texas Intermediate Municipal Bond Fund
Nations Virginia Intermediate Municipal Bond Fund

Supplement dated March 18, 2005
to Prospectuses dated August 1, 2004, as supplemented

     The prospectuses for all share classes of the Municipal Bond Funds and State Municipal Bond Funds are hereby supplemented by deleting all references to duration under each Fund’s discussion of its principal investment strategies and the corresponding call-outs to the principal investment strategies discussion. All references to the duration of a Fund throughout the prospectuses should also be removed in accordance with this supplemental information.